Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Sep. 22, 2017 shares	Oct. 06, 2015	Oct. 03, 2014 USD ($) individual $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Oct. 13, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized | $			$ 90	$ 2,352		$ 1,630
Compensation expense recognition period				2 years 6 months		2 years 7 months 6 days
Estimated fair value of common stock, per share (in dollars per share) | $ / shares			$ 0.32	$ 3.00
Number of current employees and board members affected from modification | individual			20
Number of non-employees affected from modification | individual			7
Weighted-average grant date fair value (in dollars per share) | $ / shares				$ 2.92	$ 1.53	$ 0.90	$ 0.53
Modified strike price (in dollars per share) | $ / shares			$ 0.32
Incremental fair value of compensation cost from modification | $			$ 16
Intrinsic value of options exercised | $				$ 202	$ 48	$ 63	$ 36
Initial Employee Stock Option | Monthly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		2.08%
Subsequent Employee Stock Option | Monthly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		2.08%
Exicure, Inc. 2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	5,842,525
Number of shares available for grant (in shares)	2,158,708
Number of additional shares authorized (in shares)	4,600,000
Number of additional shares authorized as a percentage of common stock outstanding (in shares)	5.00%
Exicure OpCo 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)								9,806,006
Number of shares available for grant (in shares)						3,318,400
Number of additional shares authorized as a percentage of common stock outstanding (in shares)								4.00%
Exicure OpCo 2015 Equity Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)	3,683,817
Award expiration period		10 years
Exicure OpCo 2015 Equity Incentive Plan | Initial Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		48 months
Exicure OpCo 2015 Equity Incentive Plan | Initial Employee Stock Option | First 12-month anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		25.00%
Exicure OpCo 2015 Equity Incentive Plan | Subsequent Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		48 months